Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated May 21, 2026, to the current variable life prospectuses, initial summary prospectuses, updating summary prospectuses and modernized alternative disclosure annual notice documents for:

•	VUL Optimizer ® (Series 166)
•	VUL Optimizer ® (Series 160)
•	VUL Incentive Life Protect ®
•	COIL Institutional Series ® (Series 162)
•	COIL Institutional Series ® (Series 160)
•	Equitable Advantage SM
•	VUL Survivorship
•	VUL Legacy ®
•	IncentiveLife Optimizer ® III
•	Incentive Life Optimizer ® II
•	Incentive Life Optimizer ®
•	IncentiveLife Legacy ® III
•	Incentive Life Legacy ® II
•	Incentive Life Legacy ®
•	Survivorship Incentive Life SM Legacy
•	Incentive Life ® ‘06
•	Incentive Life ® ‘02
•	Incentive Life ® (‘99)
•	Incentive Life Plus ®
•	Incentive Life ® (Original)
•	Champion 2000
•	Incentive Life ® 2000
•	Corporate Owned Incentive Life ®
•	Incentive Life ® COLI
•	Incentive Life ® COLI ‘04
•	Accumulator ® Life SM
•	Survivorship Incentive Life SM ‘02
•	Survivorship Incentive Life SM ‘99
•	IL Protector ®
•	Survivorship 2000
•	Paramount Life SM

This Supplement updates certain information in the Appendix listing available Portfolio Companies in the most recent prospectuses, initial summary prospectuses, updating summary prospectuses and modernized alternative disclosure annual notice documents for variable life policies and in any supplements to those prospectuses, initial summary prospectuses, updating summary prospectuses and modernized alternative disclosure annual notice documents (collectively, the “Prospectuses” or “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any Prospectus or Supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

This Supplement updates certain information for a Portfolio Company listed in the Appendix in the Prospectuses. As applicable to your policy, please note the following:

(1) Portfolio Name Change

Effective on or about May 1, 2026, the American Funds Insurance Series
®
Global Small Capitalization Fund was renamed to American Funds Insurance Series
®
SMALLCAP World Fund
®
. Accordingly, all references to the Portfolio in the Prospectus are also changed. The former name may continue to be used in certain documents for a period of time after the date of this Supplement.

(2) Current Expense Update

Please note for the following policies ONLY:

VUL Incentive Life Protect ®	VUL Optimizer ® (Series 166)

COIL Institutional Series ® (Series 162)	VUL Optimizer ® (Series 160)

COIL Institutional Series ® (Series 160)	VUL Survivorship

Equitable Advantage SM	VUL Legacy ®

The following hereby amends the current expense in “Appendix: Investment options available under the contract” for the following fund:

Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses

Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	1.05%

New Biz/Inforce-498 and MAD	Catalog No. 800304 (05/26)
#145779